Provisions - Summary of Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Beginning balance	$ 1,942	$ 3,940
Additions	481	269
Amounts used during the period	(70)	(810)
Pension, Reversals	(36)	(1,258)
OCI	180	(199)
Ending balance	2,498	1,942
Non current provisions beginning balance	1,115	2,200
Non current provisions additions	152	243
Non current provisions Amounts used during period	0	0
Non current provisions Reversals	0	(1,200)
Non current provisions OCI	63	(129)
Non current provisions Ending balance	1,329	1,115
Current provisions beginning balance	828	1,740
Current provision additions	330	26
Current provisions Amounts used during the period	(70)	(810)
Current provisions Reversals	(36)	(57)
Current provisions OCI	117	(70)
Current provisions Ending balance	1,169	828
Commercial litigation, Beginning balance		500
Retirement Indemnities [Member]
Disclosure of other provisions [line items]
Retirement indemnities , Beginning Balance	1,115	2,200
Retirement indemnities , Additions	152	243
Retirement indemnities , Amounts used during the period	0	0
Retirement Indemnities , Reversals	0	(1,200)
Retirement Indemnities , OCI	63	(129)
Retirement indemnities , Ending Balance	1,329	1,115
Employee Litigation and Severance [Member]
Disclosure of other provisions [line items]
Employee litigation and severance, Beginning balance	180	242
Employee litigation and severance, Additions	257	0
Employee litigation and severance, Amounts used during the period	(70)	(11)
Employee litigation and severance, Reversals	(36)	(39)
Employee litigation and severance, OCI	30	(12)
Employee litigation and severance, Ending balance	360	180
Commercial litigation [Member]
Disclosure of other provisions [line items]
Commercial litigation, Beginning balance	553	588
Commercial litigation, Additions	0	0
Commercial litigation, Amounts used during the period	0	0
Commercial litigation, Reversals	0	0
Commercial litigation, OCI	72	(35)
Commercial litigation, Ending balance	625	553
Provision for tax litigation [Member]
Disclosure of other provisions [line items]
Provision for tax litigation, Beginning balance	0	628
Provision for tax litigation, Additions		0
Provision for tax litigation, Amounts used during the period		(615)
Provision for tax litigation, Reversals		0
Provision for tax litigation, OCI		(13)
Provision for tax litigation, Ending balance		0
Other provision for charges [Member]
Disclosure of other provisions [line items]
Other provision for charges, Beginning balance	95	281
Other provision for charges, Additions	72	26
Other provision for charges, Amounts used during the period	0	(184)
Other provision for charges, Reversals	0	(18)
Other provision for charges, OCI	15	(10)
Other provision for charges, Ending balance	$ 183	$ 95